Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2024	Mar. 31, 2024
Allowance for credit loss on available for sale debt securities	¥ 540	¥ 634
Other liabilities
Allowance for credit losses on off balance sheet exposures	¥ 6,010	¥ 5,116